Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Abstract]
Foreign currency translation gain	$ 697,000	$ 0	$ 0
Accrued revenue	2,400,000	3,183,000
Accrued revenue, current	1,245,000	783,000
Accrued revenue, non-current	1,155,000	2,400,000
Provision for doubtful accounts	0	0
Impairment of vessels held for use	0	0
Estimated residual scrap rate per light-weight ton	$ 430	430	$ 300
Number of reportable segments | Segment	2
Impairment of operating leases	$ 0	$ 0
Vessels [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	25 years
Megayachts [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	30 years
Cars [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	6 years
Office Equipment [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	5 years
Furniture and Fittings [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	5 years
Computer Equipment [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	3 years
Artwork [Member]
Significant Accounting Policies [Abstract]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Indefinite Life